SHARE-BASED PAYMENTS - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options (in years)		11 months 15 days	1 year 5 months 12 days	2 years 10 months 24 days
Blacksand Technology, LLC
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense, prepayment		$ 2
Number of shares issued		3,006,163
Exercise of option to purchase settled in shares	$ 2